Banks and Other Borrowings - Schedule of Banks and Other Borrowings (Details)		12 Months Ended
		Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Bank and Other Borrowings [Line Items]
Banks and other borrowings		$ 34,333,550	$ 4,411,181	$ 17,179,545
Bank of Ningbo Co., Ltd [Member]
Schedule of Bank and Other Borrowings [Line Items]
Type	[1]	Bank borrowing
Maturity date	[1]	11 /2025
Currency	[1]	RMB
Effective interest rate	[1]	4.04%	4.04%
Banks and other borrowings	[1]			9,453,804
Bank of China [Member]
Schedule of Bank and Other Borrowings [Line Items]
Type	[2]	Bank borrowing
Maturity date	[2]	10 /2025
Currency	[2]	RMB
Effective interest rate	[2]	3.10%	3.10%
Banks and other borrowings	[2]			532,200
Bank of China [Member]
Schedule of Bank and Other Borrowings [Line Items]
Type	[3]	Bank borrowing
Maturity date	[3]	10 /2025
Currency	[3]	RMB
Effective interest rate	[3]	3.35%	3.35%
Banks and other borrowings	[3]			532,200
Bank of China [Member]
Schedule of Bank and Other Borrowings [Line Items]
Type	[4]	Bank borrowing
Maturity date	[4]	03 /2026
Currency	[4]	RMB
Effective interest rate	[4]	3.00%	3.00%
Banks and other borrowings	[4]	$ 1,112,500	$ 142,934
Bank of China [Member]
Schedule of Bank and Other Borrowings [Line Items]
Type	[5]	Bank borrowing
Maturity date	[5]	12 /2026
Currency	[5]	RMB
Effective interest rate	[5]	2.60%	2.60%
Banks and other borrowings	[5]	$ 10,568,750	$ 1,357,875
Shenzhen Rural Commercial Bank [Member]
Schedule of Bank and Other Borrowings [Line Items]
Type	[6]	Bank borrowing
Maturity date	[6]	03 /2026
Currency	[6]	RMB
Effective interest rate	[6]	1.76%	1.76%
Banks and other borrowings	[6]	$ 2,113,750	$ 271,575
Livi Bank Limited [Member]
Schedule of Bank and Other Borrowings [Line Items]
Type	[7]	Bank borrowing
Maturity date	[7]	08 /2029
Currency	[7]	HK$
Effective interest rate	[7]	3.66%	3.66%
Banks and other borrowings	[7]	$ 9,274,422	$ 1,191,579
The Bank of East Asia Limited [Member]
Schedule of Bank and Other Borrowings [Line Items]
Type	[8]	Bank borrowing
Maturity date	[8]	11 /2027
Currency	[8]	HK$
Effective interest rate	[8]	6.55%	6.55%
Banks and other borrowings	[8]	$ 3,755,425	$ 482,498	5,559,137
The Bank of East Asia Limited [Member]
Schedule of Bank and Other Borrowings [Line Items]
Type	[9]	Bank borrowing
Maturity date	[9]	02 /2026
Currency	[9]	US$
Effective interest rate	[9]	6.72%	6.72%
Banks and other borrowings	[9]	$ 1,105,646	$ 142,054	1,102,204
Ping An International Financial Leasing Co., Ltd. [Member]
Schedule of Bank and Other Borrowings [Line Items]
Type	[10]	Other borrowing
Maturity date	[10]	05 /2027
Currency	[10]	RMB
Effective interest rate	[10]	5.90%	5.90%
Banks and other borrowings	[10]	$ 6,403,057	$ 822,666

[1]	In 2024, Samfine SZ entered into seven term loans totaling of RMB5,465,477 (approximately US$0.75 million) for operating purposes. In 2025, Samfine SZ entered into two term loans totaling of RMB4,755,226 (approximately US$0.68 million) for operating purposes. These loans were guaranteed by Mr. and Mrs. Cheng, and pledged by the Mrs. Cheng Kwan Hung (“Mrs. Cheng”)’s property in the PRC. These loans were carrying at variable interest rate, and fully repaid prior to May 2025.
[2]	On October 16, 2024, Samfine SZ entered into a 1-year term loan of RMB500,000 (approximately US$70,000) for operating purposes. The loan is repayable in one lump-sum payment within 1 year and is guaranteed by Mr. Cheng. The loan is carrying at variable interest rate.
[3]	On October 30, 2024, Samfine SZ entered into a 1-year term loan of RMB500,000 (approximately US$70,000) for operating purposes. The loan is repayable in one lump-sum payment within 1 year and is guaranteed by Mr. Cheng. The loan is carrying at variable interest rate.
[4]	On February 28, 2025, Samfine SZ entered into a 1-year term loan of RMB1 million (approximately US$0.14 million) for operating purposes. The loan is repayable in one lump-sum payment within 1 year and is guaranteed by Mr. Cheng. The loan is carrying at variable interest rate.
[5]	On December 5, 2025, Samfine SZ entered into a 1-year term loan of RMB9.5 million (approximately US$1.3 million) for operating purposes. The loan is repayable in one lump-sum payment within 1 year and is guaranteed by Mr. Cheng. The loan is carrying at variable interest rate.
[6]	On September 2, 2025, Samfine SZ entered into a half-year term loan of RMB1.9 million (approximately US$0.27 million) for operating purposes. The loan is repayable in one lump-sum payment within half year and is guaranteed by Mr. Cheng and Mrs. Cheng, the director of the Company. The loan is carrying at variable interest rate.
[7]	On August 20, 2025, Samfine HK entered into a 4-year term loan of HK$10 million (approximately US$1.19 million) for working capital purposes carrying at variable interest rate. The loan is repayable in monthly installments over the 4-year tenor and is guaranteed by Mr. Cheng, the director of the Company. The loan is carrying at variable interest rate.
[8]	On October 15, 2020, Samfine HK entered into a 7-year term loan of HK$12 million (approximately US$1.53 million) for working capital purposes carrying at variable interest rate. The loan is repayable in monthly installments over the 7-year tenor and is guaranteed by Mr. Cheng, the director of the Company and HKMC Insurance Limited (“HKMCI”) under SME Financing Guarantee Scheme. The loan is carrying at variable interest rate.
[9]	On February 24, 2024, Samfine HK entered into a 1-year recurring term loan of US$142,000 (approximately HK$1.11 million) for insurance premium payment purpose. The loan is repayable in monthly installments over the 12-month tenor and is pledged by the deed of insurance assignment relating to the life insurance contract issued by FWD Life Insurance Company (Bermuda) Limited. On February 24, 2025, Samfine HK fully settled and re-entered the loan. The loan is carrying at variable interest rate.
[10]	On May 5, 2025, Samfine SZ entered into a 2-year other borrowing of RMB8.46 million (approximately US$1.08 million) with a financial institution for operating purposes. The loan is guaranteed by Mr. Cheng and Mrs. Cheng, and pledged by the Company’s machineries. The loan is repayable in monthly installments over the 2-year tenor, and is carrying at variable interest rate.